STATUTORY RESERVES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Allocate at least 10% of its after tax profits	10.00%	10.00%
Until the reserve balance reaches 50% of respective registered capital	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 53,358,414	$ 34,513,788
PRC subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Appropriations To The Reserve Fund	$ 18,844,626	$ 5,051	$ 348,583